UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


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1. Name and address of issuer:

        Old Mutual Financial Network Separate Account VA
        OM Financial Life Insurance Company
        1001 Fleet Street, 6th Floor - Legal
        Baltimore, Maryland 21015
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2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3. Investment Company Act File Number: Securities Act File Number:

        811- 21952

        333-137531
        333-142420
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4(a). Last day of fiscal year for which this Form is filed:

        December 31, 2007
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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ] Check box if this is the last time the issuer will be filing this
Form.
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Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

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5. Calculation of registration fee:
      (i)  Aggregate sale price of securities sold
           during the fiscal year pursuant to
           section 24(f):                                            $ 7,442,316

      (ii)  Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:                              $ 3,543,809

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were
            not previously used to reduce
            registration fees payable to the
            Commission:                                        $0             $0

      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                           -$ 3,543,809

      (v)   Net sales -- if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                         $ 3,898,507

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      (vi)  Redemption credits available for use
            in future years -- if Item 5(i) is less
            than Item 5(iv)[subtract Item 5(iv)
            from Item 5(i)]:                                $ (  )
      -----------------------------------------------------------

      (vii) Multiplier for determining registration
            fee (See Instruction C.9):                               x 0.0000393

     (viii) Registration fee due [multiply
            Item 5(v) by Item                =$
            5(vii)] (enter "0" if no fee is due):                        = $ 153
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6. Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

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7.    Interest due - if this Form is being filed more
      than 90 days after the end of the issuer's fiscal year     + $------------
      (see Instruction D):
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8.    Total of the amount of the registration fee due plus any   = $____________
      interest due [line 5(viii) plus line 7]:
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:


              Method of Delivery

                     |X| Wire Transfer
                     | | Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ George C. Nicholson

                             Vice President, Controller

Date:                        February 28, 2008